Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue By Timing
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 22.

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2020:
Revenue recognized at a point in time	958,698	701,658	287,849	527,120	(83,094)	2,392,231
Revenue recognized over time	481,514	10,580	148,225	127,693	—	768,012

Total	1,440,212	712,238	436,074	654,813	(83,094)	3,160,243

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2019:
Revenue recognized at a point in time	1,187,284	793,832	290,702	582,178	(93,180)	2,760,816
Revenue recognized over time	564,823	13,582	147,823	106,255	—	832,483

Total	1,752,107	807,414	438,525	688,433	(93,180)	3,593,299

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2018:
Revenue recognized at a point in time	1,286,079	957,518	305,457	635,929	(106,318)	3,078,665
Revenue recognized over time	582,276	12,917	132,121	145,958	—	873,272

Total	1,868,355	970,435	437,578	781,887	(106,318)	3,951,937